Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 220	$ 142
Increase based on tax positions related to current year	11	28
Increase based on tax positions of prior years	2	0
Settlements - Increase		1
Settlements - (Decrease)	(6)
Foreign currency translation - Increase		5
Foreign currency translation - (Decrease)	(15)
Statute expirations	(8)	(14)
Acquisitions [note 7]	0	58
Balance, ending of year	$ 204	$ 220